Earnings/(Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings/(Loss) Per Share [Abstract]
Earnings/(Loss) Per Share
19.	Earnings/(Loss) Per Share

The rights of the holder of Class A, Class B and Class C ordinary shares were identical for all periods presented, except with respect to voting and conversion rights, and therefore, the undistributed earnings were allocated on a proportionate basis and the resulting earnings per share attributable to ordinary shareholders were the same for both Class A and Class B ordinary shares on an individual or combined basis. The following table sets forth the computation of basic net earnings/(loss) per share for the following periods:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Basic Earnings/(Loss) Per Share
Numerator:
Net income/(loss) attributable to ordinary shareholders for computing basic earnings/(loss) per ordinary share	3,334	2,705	(149,464)	(21,372)
Denominator:
Weighted average number of shares outstanding	55,534,919	416,025,918	1,394,483,782	1,394,483,782
Earnings/(loss) per share - basic	0.06	0.01	(0.11)	(0.02)

The following table sets forth the computation of diluted net earnings/(loss) per share for the following periods:

	For the year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Diluted Earnings/(Loss) Per Share
Numerator:
Net income/(loss) attributable to ordinary shareholders for computing diluted earnings/(loss) per ordinary share	3,334	2,705	(149,464)	(21,372)
Denominator:
Weighted average number of shares outstanding	55,534,919	416,025,918	1,394,483,782	1,394,483,782
Earnings/(loss) per share - diluted	0.06	0.01	(0.11)	(0.02)

For the year ended December 31, 2023, potential dilutive shares consist of incremental ordinary shares issuable upon the exercise of outstanding options calculated under treasury method. For the year ended December 31, 2024 and 2025, there is no potential dilutive shares.